Financial Condition, Going Concern and Management Plans (Details) - USD ($)								3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jan. 07, 2022	Jan. 05, 2022	Dec. 30, 2021	Nov. 19, 2021	Mar. 25, 2021	Jul. 21, 2020	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 25, 2022	Oct. 18, 2021	Jun. 23, 2021	May 04, 2020	Apr. 25, 2020
Financial Condition, Going Concern and Management Plans (Details) [Line Items]
Unit Price Per Unit (in Dollars per share)						$ 1
Preferred Stock, Shares Authorized (in Shares)								100,000,000			100,000,000	100,000,000		10,000,000
Debt Instrument, Face Amount				$ 1,000,000													$ 460,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Proceeds from Issuance of Debt				$ 850,000				$ 675,000	$ 0		$ 0	$ 1,673,406
Debt, Default Interest Rate				18.00%
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.01							$ 0.01		$ 0.01	$ 0.01	$ 0.01			$ 0.01
Debt Conversion, Converted Instrument, Amount			$ 500,000
Other Accrued Liabilities, Current		$ 294,912.56	$ 294,912					$ 17,928			$ 19,205	$ 0
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 0.25	$ 0.25
Debt Conversion, Converted Instrument, Shares Issued (in Shares)		3,179,650										63,374,555
Cash and Cash Equivalents, at Carrying Value								263,148			1,164,483	$ 64,789
Liabilities, Current								7,740,426			5,558,988	3,028,640
Proceeds from Loans							$ 460,406
Unit Description					(a) one share of a newly formed Series D Convertible Preferred Stock, par value $0.01 per share (the “Series D Preferred Stock”), (b) one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s Common Stock at a purchase price of $0.50 per whole share of Common Stock, and (c) one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share	each Unit consisting of (a) one share of a newly formed Series C Convertible Preferred Stock, par value $0.01 per share (the “Series C Preferred Stock”), (b) one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”) at a purchase price of $0.50 per whole share of Common Stock, and (c) one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share
Debt Instrument, Term				6 months						6 months
Notes Payable, Current				$ 1,000,000				$ 1,488,321			$ 588,432	$ 0
Debt Instrument, Interest Rate, Increase (Decrease)	18.00%
Series D Preferred Stock [Member]
Financial Condition, Going Concern and Management Plans (Details) [Line Items]
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants					$ 3,100,000
Unit Price Per Unit (in Dollars per share)					$ 1
Preferred Stock, Shares Authorized (in Shares)								10,000,000			10,000,000			10,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)					$ 0.01			$ 0.01			$ 0.01	$ 0.01		$ 1.05
Preferred Stock, Convertible, Conversion Price (in Dollars per share)														$ 0.25
Preferred Stock Offering								$ 3,100,000			$ 3,100,000
Unit Description					each Unit consisting of (a) one share of a newly formed Series D Convertible Preferred Stock, par value $0.01 per share (the “Series D Preferred Stock”), (b) one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s Common Stock at a purchase price of $0.50 per whole share of Common Stock, and (c) one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share
Restricted Stock [Member]
Financial Condition, Going Concern and Management Plans (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)		3,179,650	3,179,650
Accounts Payable [Member]
Financial Condition, Going Concern and Management Plans (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount		$ 500,000
PPP Loan [Member]
Financial Condition, Going Concern and Management Plans (Details) [Line Items]
Debt Instrument, Face Amount													$ 460,000			$ 460,000	$ 460,000
Proceeds from Loans								$ 460,406
Debt Instrument, Term											60 months